Vanguard Municipal Money Market Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Tax-Exempt Money Market Funds Average[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.28%	1.79%	1.19%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.66%	2.05%	1.45%